Accounts Payable and Accrued Liabilities (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Payables and Accruals [Abstract]
Accrued operating expenses	¥ 8,959	$ 1,262	¥ 8,845
Content acquisition costs	5,269	742	5,567
Traffic acquisition costs	3,506	494	5,159
Accrued payroll and welfare	4,144	584	3,747
Tax payable	2,687	378	3,640
Bandwidth costs	2,721	383	2,112
Payables for purchasing inventory	1,971	278	1,960
Accruals for purchases of fixed assets	2,105	296	1,445
Payable for investments	957	135	703
Funds collected on behalf of service providers	750	106	691
Users' and third party agents' deposits	643	91	468
Interest payable	347	49	452
Payable to merchants	590	83	368
Others	3,068	431	2,857
Total accounts payable and accrued liabilities	¥ 37,717	$ 5,312	¥ 38,014